March 1, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                         Touchstone Strategic Trust (the “Trust”)

Form N-14 for the reorganization of the Touchstone Focused Equity Fund (the “Acquired Fund”), a series of the Touchstone Funds Group Trust, into the Touchstone Focused Fund (the “Acquiring Fund”), a series of the Trust.

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the Combined Information Statement/Prospectus, Statement of Additional Information, and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on or about Friday, March 29, 2013.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC